December 23, 2014

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:            Jackson National Separate Account - I (Perspective II)
File Nos. 333-183048 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the first of two prospectuses for this offering of securities.

If you have any questions, please call me at (517) 702-2442.

Very truly yours,

/s/ JEANNETTE BRYA

Jeannette Brya
Attorney